UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Bond Fund

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 90.6%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	$704	$706,975
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	123,859
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	181	144,881
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,207	2,942,655
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,080	5,038,961
Term Loan, 3.75%, Maturing June 4, 2021	1,185	1,175,002

		$10,132,333

Automotive — 3.5%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 5.06%, Maturing April 27, 2020	$469	$470,986
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,733	2,728,496
Term Loan, 3.25%, Maturing December 31, 2018	1,811	1,797,955
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	2,395	2,383,911
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	616	616,779
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,599	2,478,558
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	3,313	3,324,362
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022	296	293,288
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,497	1,495,441
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020	641	642,849
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	750	737,500
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,482	2,459,961
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	379	377,979

		$19,808,065

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$546	$521,669
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	960,000

		$1,481,669

Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	$224	$225,559
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	494	486,344

		$711,903

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 2.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$662	$658,675
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	647	646,346
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	392	389,060
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,621	1,607,515
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	965	918,496
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	125	125,311
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,469	2,449,848
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	591	589,955
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,767	1,772,637
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,683	3,682,514
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	374	373,595
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	275	275,661

		$13,489,613

Business Equipment and Services — 6.3%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,481	$2,460,811
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	375	375,058
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,010	1,788,950
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	473	460,254
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	219	218,514
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	2,395	2,277,232
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	616	615,625
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	175	175,217
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,266	1,115,940
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	196	93,960
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	338	88,836
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,708	2,714,098
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,655	3,649,104
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	916	913,031
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	70	69,064
Term Loan, 4.00%, Maturing November 6, 2020	2,623	2,586,054

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	$1,006	$1,004,765
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	508	506,287
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	760	761,949
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	1,094	1,085,912
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	1,340	1,339,794
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,219	1,218,644
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)	333	230,073
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	274	273,325
Term Loan, 4.50%, Maturing April 2, 2022	348	347,379
National CineMedia, LLC
Term Loan, 2.95%, Maturing November 26, 2019	250	248,750
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	383	384,213
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019	1,378	1,309,091
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017	334	332,976
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	1,559	1,562,312
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017	424	424,689
Term Loan, 4.00%, Maturing March 8, 2020	3,203	3,206,667
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	492	493,760
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	868	867,282
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	30	29,434
Term Loan, 4.25%, Maturing May 14, 2022	170	168,071

		$35,397,121

Cable and Satellite Television — 1.2%
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	$1,275	$1,269,124
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	568	566,745
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	322	321,428
Neptune Finco Corp.
Term Loan, Maturing September 21, 2022(2)	2,475	2,461,299
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2022	250	246,964
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023	2,188	2,160,159

		$7,025,719

Chemicals and Plastics — 5.1%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$998	$994,682
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	145	144,934

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	$75	$75,200
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	209	209,066
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,709	2,694,743
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	414	414,681
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	1,646	1,437,397
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	298	296,261
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	371	370,786
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	253	249,951
Term Loan, 4.50%, Maturing September 7, 2021	1,529	1,515,186
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	817	814,036
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021	1,241	1,212,711
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,122	4,017,228
Term Loan, 4.25%, Maturing March 31, 2022	448	436,415
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	197	178,778
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	1,286	1,247,907
Term Loan, 4.75%, Maturing June 7, 2020	422	413,376
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	857	852,640
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,359	1,355,586
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	421	422,328
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	344	333,989
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	445,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,019	2,016,002
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	223	219,966
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	48	48,445
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	274	274,521
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	665	665,476
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,397	1,390,608
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020	2,001	1,751,836
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	2,025	1,996,840
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022	224	224,157

		$28,720,732

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$1,025	$989,979

		$989,979

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,561	$1,303,211
Spectrum Brands, Inc.
Term Loan, 3.81%, Maturing June 23, 2022	1,185	1,190,263

		$2,493,474

Containers and Glass Products — 2.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,101	$3,079,841
Term Loan, 3.75%, Maturing January 6, 2021	1,989	1,979,501
Term Loan, Maturing September 10, 2022(2)	725	724,806
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	1,070	1,071,631
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	272	270,544
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing August 6, 2022	773	776,522
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,629	1,631,078
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	3,524	3,530,297
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	275	274,346

		$13,338,566

Cosmetics/Toiletries — 0.6%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 14, 2022	$975	$956,312
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	632	633,208
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	700	700,028
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,116	1,054,869

		$3,344,417

Drugs — 1.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$194	$194,568
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	675	670,781
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,284	1,267,382
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	1,650	1,647,809
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	866	855,963
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019	853	841,281
Term Loan, 3.75%, Maturing August 5, 2020	1,190	1,173,928
Term Loan, 4.00%, Maturing April 1, 2022	2,388	2,366,484

		$9,018,196

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$3,984	$3,944,515
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	716	709,558

		$4,654,073

Electronics/Electrical — 9.3%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$794	$579,620
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	7,095	7,099,244
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	465	462,903
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	1,213	1,211,614
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	500	499,417
Term Loan, 3.75%, Maturing December 29, 2022	575	574,910
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	398	327,226
Dealertrack Technologies, Inc.
Term Loan, 5.00%, Maturing February 28, 2021	310	309,476
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	3,716	3,709,642
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	218	217,596
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	509	494,408
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	318	316,489
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	349	348,750
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,265	1,265,358
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,202	3,206,481
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,180	1,178,727
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	239	231,639
Term Loan, 3.75%, Maturing June 3, 2020	4,974	4,833,709
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,400	1,391,104
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	373	354,469
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	321	322,751
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	780	780,000
Term Loan, 5.25%, Maturing November 19, 2021	704	704,835
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,733	1,736,090
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	767	762,925
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,201	1,199,750
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	315	314,771

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	$468	$455,398
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	215	214,602
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,292	2,985,825
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	140	140,464
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	165	165,225
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,485	1,343,925
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	340	340,000
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	246	241,941
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	201	201,614
Term Loan, 4.00%, Maturing July 8, 2022	1,270	1,274,486
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	543	546,520
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,250	1,225,453
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	602	603,428
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,558	1,558,548
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	507	508,547
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,975	1,956,484
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	456	456,453
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	2,343	2,340,530
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,435	1,446,087

		$52,439,434

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,346	$1,338,587
CITCO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,009	1,010,399
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	267	265,560
First Data Corporation
Term Loan, 3.70%, Maturing March 24, 2017	500	498,437
Term Loan, 3.70%, Maturing March 24, 2018	3,455	3,429,961
Term Loan, 3.70%, Maturing September 24, 2018	1,125	1,117,383
Term Loan, 3.95%, Maturing July 8, 2022	475	472,803
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,632	2,621,973
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	860	861,711
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	300	300,656
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,077	1,074,273

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	$894	$891,668
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	367	367,045
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	490	489,338
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	74	74,054
Term Loan, 6.25%, Maturing September 4, 2018	423	423,900
Term Loan, 6.25%, Maturing September 4, 2018	441	442,103
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,432	1,432,750
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,565	1,555,522
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	386	386,580
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,052	1,909,873

		$20,964,576

Food Products — 2.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$2,582	$2,587,661
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	1,850	1,854,048
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021	938	891,314
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	1,108	1,105,817
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	672	671,000
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	542	541,185
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,588,705
Term Loan, 3.75%, Maturing September 18, 2020	956	954,754
Term Loan, 4.00%, Maturing August 6, 2022	425	425,262
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,710,883
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	846	846,631
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	89	89,076

		$16,266,336

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	$3,398	$3,396,621
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016	21	21,076
Term Loan, 3.69%, Maturing July 26, 2016	95	94,296
ARG IH Corporation
Term Loan, 4.76%, Maturing November 15, 2020	169	169,686
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	485	472,471
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,525	1,526,989
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,297	1,287,463

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	$190	$186,304
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	147	144,059
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	3,397	3,398,922
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,218	1,749,516

		$12,447,403

Food/Drug Retailers — 2.9%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	$1,112	$1,113,451
Term Loan, 5.00%, Maturing August 25, 2019	1,633	1,635,473
Term Loan, 5.50%, Maturing August 25, 2021	670	671,504
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,546	2,525,279
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	4,628	4,627,672
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	253,125
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,323	5,342,697

		$16,169,201

Health Care — 9.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$174	$174,815
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	224	226,027
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	668	667,136
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	425	426,062
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,097	1,099,533
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	628	626,265
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,206	1,209,872
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	469	469,940
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	325	325,812
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	219	220,235
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	547	548,622
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	820	791,752
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	90	89,776
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,469	1,468,106
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,055	2,056,613
Term Loan, 4.00%, Maturing January 27, 2021	3,782	3,789,627
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	200	199,374

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	$175	$174,781
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	484	483,702
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	743	735,077
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,074	2,076,705
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,425	1,421,437
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,351	2,353,924
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	264	264,322
Term Loan, 4.25%, Maturing August 30, 2020	872	873,328
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	675	675,844
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	3,152	3,156,268
Halyard Health, Inc.
Term Loan, 4.00%, Maturing November 1, 2021	413	414,463
Hill-Rom Holdings, Inc.
Term Loan, 3.50%, Maturing September 8, 2022	900	903,510
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	150	149,126
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	788	790,079
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	650	624,512
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	331	330,452
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,340,821
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,768	2,750,474
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,488	1,486,236
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,313	1,313,662
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	700	689,500
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	398	389,554
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	173	172,149
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(10)	1,358	431,105
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	258	193,316
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	187	140,540
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	345	344,211
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,297	1,248,864
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,224	2,185,954
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,529	1,511,864
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	275	273,625

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	$2,179	$2,182,843
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,017	1,013,477
RCHP, Inc.
Term Loan, 5.25%, Maturing April 23, 2019	1,507	1,498,700
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	899	899,208
Select Medical Corporation
Term Loan, 3.04%, Maturing December 20, 2016	169	168,898
Term Loan, 3.75%, Maturing June 1, 2018	869	868,081
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	450	449,437
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,446	1,444,387
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	819	777,872
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,300	1,292,606
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	196	196,000

		$55,080,481

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$3,215	$3,221,493

		$3,221,493

Industrial Equipment — 2.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,762	$2,702,903
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	305	305,387
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,481	2,489,592
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	169	169,659
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,078	1,023,352
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,795	1,778,062
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020	759	765,010
NN, Inc.
Term Loan, 7.25%, Maturing August 27, 2021	291	291,333
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	403	395,363
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,744	2,726,359
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	638	632,141
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	197	195,645
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	754	750,999
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	215	214,266

		$14,440,071

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$1,172	$1,169,132
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	2,296	2,306,289
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	2,744	2,621,158
Term Loan, 5.00%, Maturing August 4, 2022	3,392	3,222,987
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,271,550
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	269	244,283
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	453	373,665
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	1,986	1,945,337
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,270	2,253,598

		$15,407,999

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	$1,268	$1,267,500
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	950	946,437
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	1,603	1,606,358
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	275	276,007
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	818	820,843
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	547	546,049
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	484	485,042
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	151	150,670
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	170	169,865
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	848	846,815
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,829	1,803,477
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022	2,483	2,490,364
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	632	632,256
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,470	1,407,985
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	893	869,519
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020(3)	730	455,981
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,018	999,120
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,418	3,379,186

		$19,153,474

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$2,850	$2,826,144

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	$260	$259,890
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	785	735,299
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	500	500,183
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	391	389,245
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	86	86,272
Term Loan, 5.50%, Maturing November 21, 2019	200	201,300
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	3,218	3,219,432
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,896	1,884,227
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	205	205,278
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	1,276	1,273,265
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	420	420,525
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,867	1,847,616
Term Loan, 6.00%, Maturing October 1, 2021	620	613,877
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	221	220,500

		$14,683,053

Nonferrous Metals/Minerals — 1.6%
Alpha Natural Resources, LLC
DIP Loan, 10.83%, Maturing January 31, 2017	$200	$196,500
Term Loan, 3.50%, Maturing May 22, 2020	1,393	646,556
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,400	1,354,236
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	423	422,072
Fairmount Minerals Ltd.
Term Loan, 3.88%, Maturing March 15, 2017	245	222,679
Term Loan, 4.50%, Maturing September 5, 2019	2,207	1,785,280
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	200	182,792
Term Loan, 7.50%, Maturing April 16, 2020	1,222	954,129
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	483	331,719
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,671	1,652,190
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,154	1,128,828

		$8,876,981

Oil and Gas — 3.0%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,176	$1,512,203
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	959	906,541
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	950	937,048
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	718	713,264

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	$1,193	$1,077,967
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	792	528,165
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	992,969
Term Loan, 4.00%, Maturing December 2, 2019	256	252,127
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	637	547,346
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	122,896
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,677	1,148,723
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,184	2,980,420
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	62	61,629
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	644	252,038
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,425	210,187
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,433	1,493,925
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	346	294,069
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	22	16,809
Term Loan, 4.25%, Maturing December 16, 2020	60	45,070
Term Loan, 4.25%, Maturing December 16, 2020	432	323,996
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	77	60,209
Term Loan, 4.25%, Maturing October 1, 2019	127	98,572
Term Loan, 4.25%, Maturing October 1, 2019	957	743,897
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	494	453,016
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	296	226,631
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	177	176,965
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	769	601,169

		$16,777,851

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$811	$812,927
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,773	2,473,117
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,037	1,036,097
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,283	2,037,375
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	355	356,095
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	373	370,894
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(4)	302	184,994
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	377	375,679

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	$496	$498,518
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	861	863,816

		$9,009,512

Radio and Television — 2.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$317	$298,908
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	322	313,907
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	149	149,243
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	2,276,365
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018	165	165,192
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	2,138	2,114,344
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	156	155,624
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020	444	442,086
iHeart Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019	453	377,018
Term Loan, 7.69%, Maturing July 30, 2019	146	122,166
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	870	864,567
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	425	422,522
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	482	479,147
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	432	429,974
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	352,969
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	487	484,267
Term Loan, 4.00%, Maturing March 1, 2020	2,732	2,712,134

		$12,160,433

Retailers (Except Food and Drug) — 5.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,257	$1,015,628
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	1,494	1,489,794
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,153	2,140,212
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	597	529,228
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	1,979	1,983,434
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	315	272,711
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,566	1,574,281
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,901	1,475,207
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,999	1,974,989

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	$597	$597,888
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	5,443	5,438,683
Term Loan, 4.00%, Maturing January 28, 2020	644	644,369
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,677	2,626,453
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	1,700	1,700,709
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	219	219,291
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,453	1,454,274
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	3,242	3,241,538
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,133	1,059,121
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	346	339,577
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	1,436	1,443,919
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	345	344,319
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	907	895,445
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	967	903,201

		$33,364,271

Steel — 1.3%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$4,504	$3,704,601
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	3,098	3,051,708
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	636	631,587
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)	1,481	148,125

		$7,536,021

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	$1,122	$1,107,847
Term Loan, 3.75%, Maturing March 11, 2018	875	873,718
Term Loan, 3.75%, Maturing March 11, 2018	1,000	991,250
Kenan Advantage Group, Inc.
Term Loan, 0.50%, Maturing January 23, 2017(5)	31	31,091
Term Loan, 4.00%, Maturing July 31, 2022	71	71,011
Term Loan, 4.00%, Maturing July 31, 2022	223	222,628
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,010	877,112

		$4,174,657

Telecommunications — 2.5%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,475	$2,475,000
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,641,937
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,144	1,129,947

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	$499	$496,724
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	602,073
Term Loan, 4.00%, Maturing April 23, 2019	864	794,736
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,760	3,741,499
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	437	418,043

		$14,299,959

Utilities — 2.7%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$588	$574,767
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	907	906,833
Term Loan, 4.00%, Maturing October 30, 2020	221	220,944
Term Loan, 3.50%, Maturing May 27, 2022	1,995	1,968,816
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	526	526,299
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	278	278,416
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,344	1,348,305
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,125	1,123,125
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	76,540
Term Loan, 5.00%, Maturing December 19, 2021	1,759	1,726,497
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	312	275,781
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	396	328,667
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,172	1,166,202
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	961	962,584
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,702	3,683,147

		$15,166,923

Total Senior Floating-Rate Interests (identified cost $533,510,686)		$512,245,989

Corporate Bonds & Notes — 1.8%

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)	$450	$454,500

		$454,500

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,543,625

		$2,543,625

Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,949,062
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)	225	232,313

		$2,181,375

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$423	$443,092

		$443,092

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,076,250

		$1,076,250

Industrial Equipment — 0.0%(7)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(8)	$32	$16,388

		$16,388

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	$1,125	$928,125
9.00%, 2/15/20(4)	625	514,062

		$1,442,187

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$155,434
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	398,880

		$554,314

Telecommunications — 0.0%(7)
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	$250	$259,688

		$259,688

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(6)	$1,029	$1,106,175

		$1,106,175

Total Corporate Bonds & Notes (identified cost $10,564,441)		$10,077,594

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Worldwide Services, LLC(3)(8)(9)	24	$21,048

		$21,048

Automotive — 0.1%
Dayco Products, LLC(3)(8)	15,250	$564,250

		$564,250

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp.(3)(8)(9)	2,351,823	$0

		$0

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(8)(9)	41,797	$522,464
Tropicana Entertainment, Inc.(8)(9)	71,982	1,163,229

		$1,685,693

Publishing — 0.3%
ION Media Networks, Inc.(3)(8)	399	$156,998
MediaNews Group, Inc.(8)(9)	45,600	1,425,004

		$1,582,002

Total Common Stocks (identified cost $2,465,813)		$3,852,993

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(3)(8)(9)	2,617	$35,225

Total Convertible Preferred Stocks (identified cost $184,700)		$35,225

Total Investments — 93.1% (identified cost $546,725,640)		$526,211,801

Less Unfunded Loan Commitments — (0.0)%(7)		$(31,117)

Net Investments — 93.1% (identified cost $546,694,523)		$526,180,684

Other Assets, Less Liabilities — 6.9%		$39,028,829

Net Assets — 100.0%		$565,209,513

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $2,894,648 or 0.5% of the Fund’s net assets.

(7)	Amount is less than 0.05% or (0.05) %, as applicable.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Issuer filed for bankruptcy after September 30, 2015.

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$546,771,670

Gross unrealized appreciation	$2,501,658
Gross unrealized depreciation	(23,092,644)

Net unrealized depreciation	$(20,590,986)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$511,053,016	$1,161,856	$512,214,872
Corporate Bonds & Notes	—	10,061,206	16,388	10,077,594
Common Stocks	1,163,229	1,425,004	1,264,760	3,852,993
Convertible Preferred Stocks	—	—	35,225	35,225
Total Investments	$1,163,229	$522,539,226	$2,478,229	$526,180,684

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 2.7%
United Technologies Corp.	1,354	$120,492

		$120,492

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	792	$53,682

		$53,682

Automobiles — 0.5%
Harley-Davidson, Inc.	439	$24,101

		$24,101

Banks — 12.6%
Citigroup, Inc.	2,530	$125,513
JPMorgan Chase & Co.	2,632	160,473
KeyCorp	6,466	84,123
PNC Financial Services Group, Inc. (The)	855	76,266
Wells Fargo & Co.	2,224	114,202

		$560,577

Beverages — 0.6%
Molson Coors Brewing Co., Class B	335	$27,812

		$27,812

Biotechnology — 1.9%
AbbVie, Inc.	835	$45,432
Gilead Sciences, Inc.	419	41,142

		$86,574

Capital Markets — 5.8%
Affiliated Managers Group, Inc.(1)	210	$35,908
Credit Suisse Group AG ADR(1)	3,478	83,576
Goldman Sachs Group, Inc. (The)	339	58,905
Invesco, Ltd.	2,600	81,198

		$259,587

Chemicals — 3.2%
PPG Industries, Inc.	955	$83,744
Praxair, Inc.	595	60,607

		$144,351

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	1,937	$84,279

		$84,279

Electric Utilities — 1.9%
NextEra Energy, Inc.	855	$83,405

		$83,405

Electrical Equipment — 0.9%
Hubbell, Inc., Class B	455	$38,652

		$38,652

Energy Equipment & Services — 1.5%
Schlumberger, Ltd.	994	$68,556

		$68,556

1

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)	2,212	$79,787

		$79,787

Food Products — 2.5%
General Mills, Inc.	1,950	$109,453

		$109,453

Health Care Equipment & Supplies — 3.1%
Medtronic PLC	1,499	$100,343
Zimmer Biomet Holdings, Inc.	404	37,948

		$138,291

Health Care Providers & Services — 1.4%
McKesson Corp.	328	$60,690

		$60,690

Industrial Conglomerates — 5.6%
General Electric Co.	9,802	$247,206

		$247,206

Insurance — 6.9%
ACE, Ltd.	747	$77,240
Aflac, Inc.	1,786	103,820
American Financial Group, Inc.	379	26,117
Prudential PLC	2,350	49,577
XL Group PLC	1,341	48,705

		$305,459

Internet Software & Services — 1.1%
Google, Inc., Class C(1)	83	$50,499

		$50,499

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	461	$56,371

		$56,371

Multi-Utilities — 2.3%
Sempra Energy	1,049	$101,459

		$101,459

Multiline Retail — 1.0%
Target Corp.	566	$44,522

		$44,522

Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	1,020	$61,598
Devon Energy Corp.	1,360	50,442
Exxon Mobil Corp.	2,322	172,641
Occidental Petroleum Corp.	1,773	117,284
Phillips 66	606	46,565
Range Resources Corp.	1,121	36,006

		$484,536

Pharmaceuticals — 6.9%
Johnson & Johnson	1,340	$125,089
Merck & Co., Inc.	2,008	99,175
Roche Holding AG PC	152	40,352
Teva Pharmaceutical Industries, Ltd. ADR	767	43,305

		$307,921

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	1,150	$86,388
Post Properties, Inc.	434	25,298
Simon Property Group, Inc.	462	84,878

		$196,564

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	4,812	$145,034
NXP Semiconductors NV(1)	262	22,812

		$167,846

Software — 4.3%
Microsoft Corp.	2,493	$110,340
Oracle Corp.	2,190	79,103

		$189,443

Specialty Retail — 0.6%
Home Depot, Inc. (The)	214	$24,715

		$24,715

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett-Packard Co.	1,655	$42,385

		$42,385

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings, Ltd.(1)	545	$23,021

		$23,021

Tobacco — 3.5%
Altria Group, Inc.	733	$39,875
Reynolds American, Inc.	2,636	116,696

		$156,571

Total Common Stocks (identified cost $4,206,018)		$4,338,807

Total Investments — 97.5% (identified cost $4,206,018)		$4,338,807

Other Assets, Less Liabilities — 2.5%		$112,964

Net Assets — 100.0%		$4,451,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,243,874

Gross unrealized appreciation	$395,540
Gross unrealized depreciation	(300,607)

Net unrealized appreciation	$94,933

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$116,359	$—		$—	$116,359
Consumer Staples	373,623	—		—	373,623
Energy	553,092	—		—	553,092
Financials	1,272,610	49,577		—	1,322,187
Health Care	609,495	40,352		—	649,847
Industrials	460,032	—		—	460,032
Information Technology	450,173	—		—	450,173
Materials	144,351	—		—	144,351
Telecommunication Services	84,279	—		—	84,279
Utilities	184,864	—		—	184,864
Total Common Stocks	$4,248,878	$89,929	*	$—	$4,338,807
Total Investments	$4,248,878	$89,929		$—	$4,338,807

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

VT Bond Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 22.8%

Security	Principal Amount* (000’s omitted)		Value
Banks — 0.7%
Citigroup, Inc., 6.25%, 6/29/17	NZD	16	$10,726
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	90	58,591
Morgan Stanley, 7.60%, 8/8/17	NZD	66	45,029

			$114,346

Commercial Services — 1.0%
Western Union Co. (The), 6.20%, 11/17/36		181	$175,648

			$175,648

Computers — 1.9%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		195	$181,858
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		216	130,680

			$312,538

Diversified Financial Services — 1.6%
Jefferies Group, LLC, 6.50%, 1/20/43		195	$185,787
Navient Corp., 5.625%, 8/1/33		115	75,037

			$260,824

Home Builders — 1.6%
MDC Holdings, Inc., 6.00%, 1/15/43		329	$268,135

			$268,135

Insurance — 1.0%
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		200	$159,300

			$159,300

Iron & Steel — 0.1%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		20	$13,700

			$13,700

Media — 2.1%
CCO Safari II, LLC, 6.384%, 10/23/35(1)		91	$92,313
Viacom, Inc., 5.25%, 4/1/44		300	260,963

			$353,276

Metal Fabricate & Hardware — 1.1%
Valmont Industries, Inc., 5.00%, 10/1/44		210	$185,582

			$185,582

Mining — 3.5%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		241	$73,505
Freeport-McMoRan, Inc., 5.45%, 3/15/43		245	171,500
Southern Copper Corp., 5.25%, 11/8/42		255	194,180
Teck Resources, Ltd., 5.20%, 3/1/42		170	94,166
Teck Resources, Ltd., 5.40%, 2/1/43		100	55,137

			$588,488

1

Security	Principal Amount* (000’s omitted)		Value
Miscellaneous Manufacturing — 1.4%
Trinity Industries, Inc., 4.55%, 10/1/24		242	$229,101

			$229,101

Oil & Gas — 3.4%
Apache Corp., 4.25%, 1/15/44		177	$151,158
Continental Resources, Inc., 3.80%, 6/1/24		106	86,160
Noble Energy, Inc., 5.05%, 11/15/44		146	126,949
Rowan Cos., Inc., 5.40%, 12/1/42		339	201,593

			$565,860

Retail — 2.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		580	$406,000

			$406,000

Telecommunications — 1.0%
Avaya, Inc., 10.50%, 3/1/21(1)		345	$160,425

			$160,425

Total Corporate Bonds & Notes (identified cost $4,596,613)			$3,793,223

Foreign Corporate Bonds — 16.9%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.9%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	720	$487,557

			$487,557

Engineering & Construction — 0.9%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		330	$149,325

			$149,325

Foods — 1.1%
ESAL GmbH, 6.25%, 2/5/23(1)		200	$184,500

			$184,500

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		215	$168,946
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		160	140,584
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		167	126,792

			$436,322

Miscellaneous Manufacturing — 1.6%
Bombardier, Inc., 7.45%, 5/1/34(1)		400	$270,000

			$270,000

Oil & Gas — 3.9%
Ecopetrol SA, 5.875%, 5/28/45		158	$120,080
Ensco PLC, 5.75%, 10/1/44		260	180,450
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		118	32,216
Pacific Drilling SA, 5.375%, 6/1/20(1)		155	92,225
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)		230	81,938
Petrobras Global Finance BV, 5.625%, 5/20/43		220	135,850

			$642,759

2

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 3.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$113,328
Axtel SAB de CV, 9.00%, 1/31/20(1)		210	191,100
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		100	93,750
Oi SA, 5.75%, 2/10/22(1)		350	166,250
Telecom Italia Capital SA, 6.00%, 9/30/34		84	78,120

			$642,548

Total Foreign Corporate Bonds (identified cost $3,813,669)			$2,813,011

Foreign Government Bonds — 12.0%

Security	Principal Amount (000’s omitted)		Value
Brazil — 3.1%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,230	$458,379
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	250	62,461

			$520,840

Mexico — 3.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,520	$495,153
Mexican Bonos, 7.75%, 11/13/42	MXN	1,382	90,319

			$585,472

New Zealand — 0.7%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	170	$116,772

			$116,772

Supranational — 4.7%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	1,140,000	$70,229
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,170,000	70,670
Inter-American Development Bank, 7.20%, 11/14/17	IDR	350,000	21,943
International Finance Corp., 6.30%, 11/25/24	INR	3,910	55,865
International Finance Corp., 6.45%, 10/30/18	INR	17,600	267,893
International Finance Corp., 7.80%, 6/3/19	INR	1,500	23,716
International Finance Corp., 8.25%, 6/10/21	INR	16,650	269,441

			$779,757

Total Foreign Government Bonds (identified cost $2,543,160)			$2,002,841

Convertible Bonds — 11.2%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 8.9%
CalAtlantic Group, Inc., 0.25%, 6/1/19		$245	$226,166
CalAtlantic Group, Inc., 1.25%, 8/1/32		255	296,278
KB Home, 1.375%, 2/1/19		520	485,550
Lennar Corp., 3.25%, 11/15/21(1)		230	473,656

			$1,481,650

3

Security	Principal Amount (000’s omitted)	Value
Machinery – Diversified — 1.0%
Chart Industries, Inc., 2.00%, 8/1/18	$190	$166,963

		$166,963

Oil & Gas — 0.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(4)	$50	$15,000
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(4)	112	12,195

		$27,195

Telecommunications — 1.2%
Ciena Corp., 3.75%, 10/15/18(1)	$155	$194,622

		$194,622

Total Convertible Bonds (identified cost $1,920,800)		$1,870,430

Asset-Backed Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
Colony American Homes, Series 2014-2A, Class D, 2.557%, 7/17/31(1)(5)	$110	$108,719
SpringCastle Funding Trust, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	205	209,458

Total Asset-Backed Securities (identified cost $312,026)		$318,177

Commercial Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
Americold LLC Trust, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$114,819
Commercial Mortgage Trust, Series 2013-CR10, Class D, 4.792%, 8/10/46(1)(6)	150	142,856
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 3.96%, 9/15/47(1)(6)	100	86,445

Total Commercial Mortgage-Backed Securities (identified cost $343,703)		$344,120

Senior Floating-Rate Interests — 1.0%(7)
Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Food Services — 1.0%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$298	$162,293

Total Senior Floating-Rate Interests (identified cost $159,405)		$162,293

4

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$95	$15,641
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	235	36,342

Total Tax-Exempt Investments (identified cost $49,542)		$51,983

Common Stocks — 17.6%

Security	Shares	Value
Banks — 2.3%
Bank of America Corp.	10,303	$160,521
Regions Financial Corp.	25,067	225,853

		$386,374

Beverages — 1.3%
Constellation Brands, Inc., Class A	1,664	$208,349

		$208,349

Chemicals — 1.5%
LyondellBasell Industries NV, Class A	1,886	$157,217
PPG Industries, Inc.	1,032	90,496

		$247,713

Health Care – Services — 1.3%
AmSurg Corp.(8)	1,518	$117,964
Humana, Inc.	564	100,956

		$218,920

Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	3,160	$206,538

		$206,538

Media — 1.1%
Walt Disney Co. (The)	1,799	$183,858

		$183,858

Mining — 0.3%
Freeport-McMoRan, Inc.	4,908	$47,559

		$47,559

Miscellaneous Manufacturing — 0.9%
Ingersoll-Rand PLC	2,904	$147,436

		$147,436

Oil & Gas — 0.9%
Occidental Petroleum Corp.	1,755	$116,093
SandRidge Energy, Inc.(8)	8,783	2,371
Seven Generations Energy, Ltd., Class A(8)	3,182	30,068

		$148,532

Pharmaceuticals — 1.1%
Eli Lilly & Co.	2,273	$190,227

		$190,227

Pipelines — 0.8%
Kinder Morgan, Inc.	4,648	$128,657

		$128,657

Real Estate Investment Trusts (REITs) — 0.4%
VEREIT, Inc.	8,641	$66,709

		$66,709

5

Security	Shares	Value
Semiconductors — 1.7%
Intel Corp.	9,324	$281,025

		$281,025

Software — 0.7%
Oracle Corp.	3,315	$119,738

		$119,738

Telecommunications — 2.1%
Corning, Inc.	9,352	$160,106
Telefonaktiebolaget LM Ericsson ADR	18,940	185,233

		$345,339

Total Common Stocks (identified cost $3,263,683)		$2,926,974

Convertible Preferred Stocks — 2.9%

Security	Shares	Value
Health Care – Products — 0.3%
Alere, Inc., 3.00%	140	$46,375

		$46,375

Mining — 0.2%
Cliffs Natural Resources, Inc., 7.00%	10,865	$28,860

		$28,860

Oil & Gas — 1.1%
Chesapeake Energy Corp., 5.75%	440	$176,550
SandRidge Energy, Inc., 7.00%	930	4,534
SandRidge Energy, Inc., 8.50%	1,000	6,125

		$187,209

Real Estate Investment Trusts (REITs) — 1.3%
iStar, Inc., Series J, 4.50%	4,135	$220,850

		$220,850

Total Convertible Preferred Stocks (identified cost $1,000,022)		$483,294

Preferred Stocks — 1.4%

Security	Shares	Value
Diversified Financial Services — 1.4%
SLM Corp., 2.037%(5)	4,350	$225,249

Total Preferred Stocks (identified cost $295,425)		$225,249

Total Investments — 90.1% (identified cost $18,298,048)		$14,991,595

Other Assets, Less Liabilities — 9.9%		$1,654,824

Net Assets — 100.0%		$16,646,419

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

NPFG	-	National Public Finance Guaranty Corp.

BRL	-	Brazilian Real

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $3,536,096 or 21.2% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, the aggregate value of these securities is $116,772 or 0.7% of the Fund’s net assets.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2015.

(7)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Non-income producing security.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	58.5%	$9,730,334
Brazil	6.2	1,039,656
Mexico	6.2	1,039,225
Supranational	4.7	779,757
Canada	3.7	618,317
New Zealand	3.6	604,329
Colombia	1.8	295,768
Australia	1.6	267,376
Peru	1.2	194,180
Sweden	1.1	185,233
Ireland	1.0	159,300
Italy	0.5	78,120

Total Investments	90.1%	$14,991,595

7

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	73.6%	$12,243,455
New Zealand Dollar	4.3	718,675
Mexican Peso	4.2	698,800
Indian Rupee	3.7	616,915
Brazilian Real	3.1	520,840
Other currency, less than 1% each	1.2	192,910

Total Investments	90.1%	$14,991,595

The Fund did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,384,942

Gross unrealized appreciation	$298,239
Gross unrealized depreciation	(3,691,586)

Net unrealized depreciation	$(3,393,347)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$3,793,223	$—	$3,793,223
Foreign Corporate Bonds	—	2,813,011	—	2,813,011
Foreign Government Bonds	—	2,002,841	—	2,002,841
Convertible Bonds	—	1,870,430	—	1,870,430
Asset-Backed Securities	—	318,177	—	318,177
Commercial Mortgage-Backed Securities	—	344,120	—	344,120
Senior Floating-Rate Interests	—	162,293	—	162,293
Tax-Exempt Investments	—	51,983	—	51,983
Common Stocks	2,926,974	—	—	2,926,974
Convertible Preferred Stocks	—	483,294	—	483,294
Preferred Stocks	—	225,249	—	225,249
Total Investments	$2,926,974	$12,064,621	$—	$14,991,595

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015